Long-term debt (Tables)	6 Months Ended
Feb. 28, 2026
Long-term debt.
Summary of long-term debt

	As at	As at
	February 28,	August 31,
	2026	2025
	$	$
Term loans, bearing interest at rates varying between 9.44% and 13.87%, repayable in monthly instalments of $13,609, ending December 2026	—	189,864
Equipment loan bearing interest at 7% per annum repayable in monthly instalments of $8,154 maturing July 11, 2030	370,828	397,680
Equipment loan bearing interest at 6.75% per annum repayable in monthly instalments of $15,947 maturing June 1, 2030	705,347	775,740
Promissory note bearing interest at variable rates repayable in monthly instalments of $25,000 maturing May 15, 2026	65,000	200,042
Small Business Administration loan bearing interest at 3.75% repayable in monthly instalments of principal and interest of $730, maturing in September 2050	150,000	—
Small Business Administration interest-free loan repayable in monthly instalments of $1,000	144,693	149,029
Equipment loans from First Horizon Bank averaging interest at 4.53% with varying maturities extending between September 2025 and January 2028	176,248	252,795
Automobile loans bearing interest at rates varying between 0% to 1.9% per annum extending between May 2026 and February 2028	46,088	65,845
	1,658,204	2,030,995
Current portion of long-term debt	432,864	657,110
	1,225,340	1,373,885